Annual Total Returns [BarChart] - Voya Russell Mid Cap Growth Index Portfolio - Class S2	May 01, 2021
Bar Chart Table:
2011	(2.34%)
2012	15.30%
2013	34.72%
2014	10.98%
2015	(0.96%)
2016	6.65%
2017	24.19%
2018	(5.54%)
2019	34.36%
2020	34.31%